Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Communication Services Portfolio
March 31, 2024
VTELP-NPRT1-0524
1.856921.116
Common Stocks - 96.2%
	Shares	Value ($)
Broadline Retail - 4.3%
Broadline Retail - 4.3%
Amazon.com, Inc. (a)	51,200	9,235,456
Consumer Staples Distribution & Retail - 0.0%
Food Retail - 0.0%
Maplebear, Inc. (NASDAQ)	400	14,916
Diversified Telecommunication Services - 7.2%
Alternative Carriers - 2.3%
GCI Liberty, Inc. Class A (Escrow) (b)	21,982	0
Liberty Global Ltd. Class C (c)	131,100	2,312,604
Liberty Latin America Ltd. Class C (a)	382,090	2,670,809
		4,983,413
Integrated Telecommunication Services - 4.9%
AT&T, Inc.	602,300	10,600,480
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		15,583,893
Entertainment - 20.8%
Interactive Home Entertainment - 4.2%
Capcom Co. Ltd.	43,600	813,936
Roblox Corp. (a)	36,000	1,374,480
Sea Ltd. ADR (a)	64,900	3,485,779
Skillz, Inc. (a)	95	617
Take-Two Interactive Software, Inc. (a)	14,000	2,078,860
Ubisoft Entertainment SA (a)	67,500	1,420,400
		9,174,072
Movies & Entertainment - 16.6%
Atlanta Braves Holdings, Inc.	1,198	46,794
Endeavor Group Holdings, Inc.	46,800	1,204,164
Liberty Media Corp. Liberty Formula One Class A	65,900	3,870,966
Liberty Media Corp. Liberty Live Series A	1,810	76,654
Lions Gate Entertainment Corp.:
Class A (a)(c)	4,500	44,775
Class B (a)	107,500	1,000,825
Marcus Corp. (c)	56,100	799,986
Netflix, Inc. (a)	13,210	8,022,829
Roku, Inc. Class A (a)	37,600	2,450,392
Spotify Technology SA (a)	7,200	1,900,080
The Walt Disney Co.	85,323	10,440,122
TKO Group Holdings, Inc.	45,400	3,923,014
Warner Music Group Corp. Class A	61,900	2,043,938
		35,824,539
TOTAL ENTERTAINMENT		44,998,611
Financial Services - 0.0%
Diversified Financial Services - 0.0%
Screaming Eagle Acquisition Corp. (a)	10,500	112,350
Ground Transportation - 2.5%
Passenger Ground Transportation - 2.5%
Uber Technologies, Inc. (a)	69,500	5,350,805
Interactive Media & Services - 53.6%
Interactive Media & Services - 53.6%
Alphabet, Inc. Class A (a)	352,200	53,157,545
Angi, Inc. (a)	423,999	1,110,877
Match Group, Inc. (a)	107,099	3,885,552
Meta Platforms, Inc. Class A	106,500	51,714,270
Pinterest, Inc. Class A (a)	51,500	1,785,505
Reddit, Inc. Class A	600	29,592
Snap, Inc. Class A (a)	356,400	4,091,472
		115,774,813
Media - 7.8%
Advertising - 0.0%
S4 Capital PLC (a)(c)	126,300	83,770
Broadcasting - 0.2%
Paramount Global Class B	41,000	482,570
Cable & Satellite - 7.6%
Altice U.S.A., Inc. Class A (a)	781,400	2,039,454
Charter Communications, Inc. Class A (a)(c)	15,300	4,446,639
Comcast Corp. Class A	115,900	5,024,265
Liberty Broadband Corp. Class A (a)	84,065	4,801,793
		16,312,151
TOTAL MEDIA		16,878,491
Software - 0.0%
Application Software - 0.0%
Klaviyo, Inc. Class A	400	10,192
TOTAL COMMON STOCKS (Cost $146,460,212)		207,959,527

Money Market Funds - 3.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	1,286,593	1,286,850
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	7,065,095	7,065,802
TOTAL MONEY MARKET FUNDS (Cost $8,352,652)		8,352,652

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $154,812,864)	216,312,179
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(211,311)
NET ASSETS - 100.0%	216,100,868

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
GCI Liberty, Inc. Class A (Escrow)	5/23/23	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	316,053	34,640,408	33,669,611	31,801	-	-	1,286,850	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	2,430,530	14,073,304	9,438,032	761	-	-	7,065,802	0.0%
Total	2,746,583	48,713,712	43,107,643	32,562	-	-	8,352,652

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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